VAN WAGONER FUNDS, INC.

                    Supplement dated February 22, 2007 to the
            Statement of Additional Information dated April 30, 2006

      This supplement provides additional information beyond that contained in the Statement of Additional Information.

         On January 31, 2007, at a special meeting of shareholders of the Van Wagoner Small-Cap Growth Fund, Van Wagoner Growth Opportunities Fund, Van Wagoner Emerging Growth Fund, Van Wagoner Post-Venture Fund, Van Wagoner Mid-Cap Growth Fund and Van Wagoner Technology Fund (each, a "Fund" and collectively, the "Funds"), portfolios of Van Wagoner Funds, Inc. (the "Company"), shareholders of each Fund approved the election of five new independent directors to the Board of Directors. Each of the current directors of the Company resigned effective upon the election of the new directors. One of the newly elected directors resigned on February 1, 2007. Information about the remaining directors is set forth below.

THE FOLLOWING SECTION SUPPLEMENTS THE INFORMATION UNDER THE SUB-HEADING "DIRECTORS AND OFFICERS" FOUND ON PAGE 19 OF THE STATEMENT OF ADDITIONAL INFORMATION.

---------------------------- ---------------- ----------------- ------------------------- ------------------- ----------------
                                                                                          NUMBER OF
                                                                                          PORTFOLIOS IN
                                              TERM OF OFFICE                              FUND COMPLEX        OTHER
NAME, ADDRESS                POSITION(S)      AND LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY         DIRECTORSHIPS
AND AGE                      HELD WITH FUND   TIME SERVED       DURING PAST 5 YEARS       DIRECTOR            HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------- ---------------- ----------------- ------------------------- ------------------- ----------------
Edward L. Pittmann           Chairman and     Indefinite,       Attorney with Thelen      6                   None
3 Embarcadero Center         Director         until successor   Reid Brown Raysman &
Suite 1120                                    elected           Steiner LLP since
San Francisco, CA 94111                                         1999.
Age: 50                                       Served as a
                                              Director since
                                              January 2007
---------------------------- ---------------- ----------------- ------------------------- ------------------- ----------------
Greg Linn                    Director         Indefinite,       Proprietor, Ambullneo     6                   None
3 Embarcadero Center                          until successor   Vineyards, a producer
Suite 1120                                    elected           of fine wines, since
San Francisco, CA 94111                                         2001.
Age: 51                                       Served as a
                                              Director since
                                              January 2007
---------------------------- ---------------- ----------------- ------------------------- ------------------- ----------------

---------------------------- ---------------- ----------------- ------------------------- ------------------- ----------------
                                                                                          NUMBER OF
                                                                                          PORTFOLIOS IN
                                              TERM OF OFFICE                              FUND COMPLEX        OTHER
NAME, ADDRESS                POSITION(S)      AND LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY         DIRECTORSHIPS
AND AGE                      HELD WITH FUND   TIME SERVED       DURING PAST 5 YEARS       DIRECTOR            HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
Edward C. Peterson           Director         Indefinite,       Vice President,           6                   None
3 Embarcadero Center                          until successor   Peterson and Collins,
Suite 1120                                    elected           Inc., a commercial,
San Francisco, CA 94111                                         industrial and
Age: 53                                       Served as a       single-family housing
                                              Director since    construction company,
                                              January 2007      since 1977.
---------------------------- ---------------- ----------------- ------------------------- ------------------- ----------------
Andrew H. Roediger           Director         Indefinite,       President, Marion         6                   None
3 Embarcadero Center                          until successor   Advisory Partners, LLC,
Suite 1120                                    elected           a real estate
San Francisco, CA 94111                                         development firm, since
Age: 42                                       Served as a       April 2004; and an
                                              Director since    Arizona registered
                                              January 2007      investment adviser, May
                                                                1997 to April 2004.
---------------------------- ---------------- ----------------- ------------------------- ------------------- ----------------

THE FOLLOWING SECTION SUPPLEMENTS THE INFORMATION UNDER THE SUB-HEADING "DIRECT OWNERSHIP OF EQUITY SECURITIES" FOUND ON PAGE 21 OF THE STATEMENT OF ADDITIONAL INFORMATION.

         The following table sets forth the dollar range of shares of all Funds in the Company beneficially owned by each Director as of January 31, 2007:

                                              Dollar Range of Equity Securities in the:                     Aggregate Dollar
                                                                                                             Range of Equity
                                                                                                            Securities in All
                           Small-Cap        Growth         Emerging       Post-     Mid-Cap                 Funds Overseen by
                            Growth      Opportunities       Growth      Venture     Growth    Technology  Director in Family of
    Name of Director         Fund           Fund             Fund         Fund       Fund        Fund     Investment Companies
    ----------------         ----           ----             ----         ----       ----        ----     ---------------------
"DISINTERESTED PERSONS"
Edward L. Pittman         $10,001 -       $10,001 -       $10,001 -        $0         $0          $0        $10,001 - $50,000
                           $50,000         $50,000         $50,000

Greg Linn                     $0              $0              $0           $0         $0          $0               $0

Edward C. Peterson            $0              $0          $10,001 -        $0         $0          $0        $10,001 - $50,000
                                                          $50,000

Andrew H. Roediger            $0              $0              $0           $0         $0          $0               $0







          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE